Income Taxes - Components of Taxes on Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current taxes	$ 9,352	$ 106,561	$ 93,165	$ 48,502
Prior years' (benefits) taxes	4,364	(124)	(6,544)	(2,577)
Deferred income (benefits) taxes	4,075	(23,708)	(18,822)	(21,374)
Tax expense	17,791	82,729	67,799	24,551
Tax expense alternative
Domestic	1,730	16,852	1,139	3,993
Foreign	16,061	65,877	66,660	20,558
Tax expense	$ 17,791	$ 82,729	$ 67,799	$ 24,551